Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Other Retained Interests To Immediate 10 Percent And 20 Percent Adverse Changes Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 988,217,000	$ 769,750,000
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(10)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(20)
Interest Only [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Weighted average life (in years)	3.7	4.5
Annual prepayment rate	20.20%	17.20%
Annual prepayment rate, Impact on fair value of 10% adverse change	(831,000)	(1,159,000)
Annual prepayment rate, Impact on fair value of 20% adverse change	(1,598,000)	(2,241,000)
Annual discount rate on residual cash flows	13.30%	13.00%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(667,000)	(1,084,000)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(1,281,000)	(2,076,000)
Principal Only [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Weighted average life (in years)	3.5	5.0
Annual prepayment rate	30.20%	23.40%
Annual prepayment rate, Impact on fair value of 10% adverse change	(297,000)	(471,000)
Annual prepayment rate, Impact on fair value of 20% adverse change	(563,000)	(934,000)
Annual discount rate on residual cash flows	20.50%	22.50%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change	(429,000)	(373,000)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change	(849,000)	(716,000)
Mortgage Banking [Member] | Interest Only [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	17,852,000	26,237,000
Mortgage Banking [Member] | Principal Only [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 8,052,000	$ 8,992,000